SHARE-BASED COMPENSATION - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share)	$ 5.00
Balance as of end of period (in dollar per share)		$ 5.00
Warrants
Number of Warrants
Balance as of the beginning of the period	44,258,882	35,418,078
Granted	3,060,000	11,114,937
Cancelled		(2,274,133)
Balance as of the end of the period	47,318,882	44,258,882
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share)	$ 9.80	$ 11.29
Granted (in dollar per share)	5.98	5.10
Cancelled (in dollars per share)		10.43
Balance as of end of period (in dollar per share)	$ 9.56	$ 9.80